Venerable Insurance and Annuity Company
and the following variable annuities supported by
Separate Account B of Venerable Insurance and Annuity Company:

Golden Select Granite PrimElite
Simplicity Variable Annuity
Focus Variable Annuity
GoldenSelect Value
GoldenSelect Access One
GoldenSelect DVA
GoldenSelect DVA Series 100

and the following variable annuity supported by
Separate Account EQ of Venerable Insurance and Annuity Company

PRIMELITE

and the following variable annuities supported by
Separate Account U of Venerable Insurance and Annuity Company

SpectraDirect SpectraSelect

and the following variable life products supported by
Separate Account A of Venerable Insurance and Annuity Company

GoldenSelect Genesis I VUL GoldenSelect Genesis Flex VUL

Supplement Dated December 2, 2024

This supplement updates the Prospectus and Notice for your variable annuity Contract and subsequent supplements thereto. Please read it carefully and keep it with your copy of the Prospectus and Notice for future reference.

NOTICE OF AND IMPORTANT INFORMATION ABOUT THE Venerable Strategic Bond Fund (the “Fund”)

Effective on or about December 1, 2024, Western Asset Management Company, LLC and Western Asset Management Company Limited no longer serve as money managers to the Fund. Consequently, all references in your latest contract Prospectus and Notice to Western Asset Management Company, LLC and Western Asset Management Company Limited and to money managers for the Fund are deleted as of that date.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

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